Accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Accrued expenses and other liabilities
Schedule of accrued expenses and other liabilities

	As of
	December 31,	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Fund attributable to institutional investors(1)	5,776,821	50,888,482	7,309,673
Accrued interest payable of Consolidated Trusts	—	39,994,898	5,744,908
Accrued office expense	10,890,896	1,036,656	148,906
Professional fee payable	48,302,566	26,101,318	3,749,220
Commission fee payable(2)	75,280,155	63,384,314	9,104,587
Lease liabilities	—	20,213,070	2,903,426
Other accrued expenses	38,451,036	72,820,742	10,460,045
Total accrued expenses and other current liabilities	178,701,474	274,439,480	39,420,765

(1)       Fund attributable to institutional investors relate to the principal and interest collected on behalf of the investors but have not yet been passed onto them as of December 31, 2018 and 2019.

(2)       Commission fee payable relates to the commission fees payable to channel partners who introduce investors or borrowers to the platform of the Group. The commission is typically determined based on the volume of traffic introduced, regardless of whether the introduced traffic becomes a borrower or investor on the Group’s platform.